UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 1/31

Date of reporting period: 07/01/18 - 06/30/19


Item 1. Proxy Voting Record


================ Wells Fargo Cash Investment Money Market Fund ================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================== Wells Fargo Government Money Market Fund ===================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


=================== Wells Fargo Heritage Money Market Fund ====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


======================== Wells Fargo Money Market Fund ========================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


=========== Wells Fargo Municipal Cash Management Money Market Fund ===========


NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y808
Meeting Date: NOV 13, 2018   Meeting Type: Annual
Record Date:  SEP 14, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Margo L. Cook            For       For          Management
1a.2  Elect Director Jack B. Evans            For       For          Management
1a.3  Elect Director Albin F. Moschner        For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director William J. Schneider     For       For          Management


--------------------------------------------------------------------------------

NUVEEN QUALITY MUNICIPAL INCOME FUND

Ticker:       NAD            Security ID:  67066V879
Meeting Date: AUG 08, 2018   Meeting Type: Annual
Record Date:  JUN 11, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Margo L. Cook            For       For          Management
1c.2  Elect Director Jack B. Evans            For       For          Management
1c.3  Elect Director Albin F. Moschner        For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director William J. Schneider     For       For          Management


--------------------------------------------------------------------------------

WESTERN ASSET INTERMEDIATE MUNI FUND, INC.

Ticker:       SBI            Security ID:  958435307
Meeting Date: APR 12, 2019   Meeting Type: Annual
Record Date:  FEB 20, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Nisha Kumar              For       For          Management
1.2   Elect Director Robert D. Agdern         For       For          Management
1.3   Elect Director Paolo M. Cucchi          For       For          Management
1.4   Elect Director Carol L. Colman          For       For          Management


--------------------------------------------------------------------------------

WESTERN ASSET MUNICIPAL PARTNERS FUND, INC.

Ticker:       MNP            Security ID:  95766P306
Meeting Date: APR 12, 2019   Meeting Type: Annual
Record Date:  FEB 20, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Nisha Kumar              For       For          Management
1.2   Elect Director Robert D. Agdern         For       For          Management
1.3   Elect Director William R. Hutchinson    For       For          Management
1.4   Elect Director Eileen A. Kamerick       For       For          Management


=============== Wells Fargo National Tax-Free Money Market Fund ===============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================= Wells Fargo Treasury Plus Money Market Fund =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================= Wells Fargo 100% Treasury Money Market Fund =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.


WELLS FARGO FUNDS TRUST

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 21, 2019